Accruals and Other Payables (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Accruals and Other Payables [Abstract]
Schedule of Accruals and Other Payables	Components of accruals and other payables are as follows as of September 30, 2025 and March 31, 2025
	March 31, 2025	September 30, 2025	September 30, 2025
	HK$	HK$	US$
		(Unaudited)	(Unaudited)
Accruals	877,685	534,397	68,681
Other payables	—	142,240	18,281
	877,685	676,637	86,962
Components of accruals and other payables are as follows as of March 31:
	2024	2025	2025
	HK$	HK$	US$
Accruals	311,396	877,685	112,814
Other payables	2,817	—	—
	314,213	877,685	112,814